UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.0%
	BASIC MATERIALS – 2.9%
	CHEMICALS-FIBERS – 0.3%
5,800	Rayonier Advanced Materials, Inc.	$78,706

	CHEMICALS-SPECIALTY – 2.6%
15,600	CSW Industrials, Inc.*	570,180
800	WR Grace & Co.	55,472
		625,652
		704,358
	COMMUNICATIONS – 24.4%
	BROADCASTING – 4.1%
16,000	Liberty SiriusXM Group - Class A*	579,840
10,900	Liberty SiriusXM Group - Class C*	391,201
		971,041
	CABLE DISTRIBUTOR – 6.4%
1,800	Cable One, Inc.	1,138,284
4,800	Liberty Broadband Corp. - Class A*	401,664
		1,539,948
	E-MARKETING/INFORMATION – 2.7%
43,200	New Media Investment Group, Inc.	658,368

	MEDIA – 6.9%
42,400	EW Scripps Co. - Class A*	825,952
27,800	TEGNA, Inc.	636,898
6,700	Tribune Media Co. - Class A	193,228
		1,656,078
	MULTIMEDIA – 0.7%
1,590	Liberty Braves Group - Class C*	31,768
4,850	Liberty Formula One - Class A*	140,553
		172,321
	PUBLISHING-NEWSPAPERS – 0.6%
14,700	Gannett Co., Inc.	141,414

	SATELLITE TELECOM – 3.0%
14,000	EchoStar Corp. - Class A*	713,020
		5,852,190
	CONSUMER, CYCLICAL – 1.5%
	MOTION PICTURES & SERVICES – 1.1%
9,633	Lions Gate Entertainment Corp. - Class B*1	258,068

	RESTAURANTS – 0.0%
17	Restaurant Brands International LP	830

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
	RETAIL-SPORTING GOODS – 0.4%
3,200	Vista Outdoor, Inc.*	$92,192
		351,090
	CONSUMER, NON-CYCLICAL – 12.8%
	BEVERAGES AND TOBACCO PRODUCT MANUFACTURING – 0.4%
10,600	Crimson Wine Group Ltd.*	98,898

	COMMERCIAL SERVICES-FINANCE – 2.1%
12,900	PayPal Holdings, Inc.*	513,162

	EDUCATIONAL SERVICES – 3.9%
1,800	Graham Holdings Co. - Class B	935,190

	ELECTRICAL EQUIPMENT, APPLIANCE AND COMPONENT MANUFACTURING – 1.3%
3,800	Danaher Corp.	318,896

	MEDICAL PRODUCTS – 3.1%
19,600	Halyard Health, Inc.*	754,012

	MEDICAL-DRUGS – 0.2%
797	Prestige Brands Holdings, Inc.*	42,049

	RENTAL AUTO/EQUIPMENT – 1.8%
3,760	Herc Holdings, Inc.*	186,759
11,280	Hertz Global Holdings, Inc.*	236,542
		423,301
		3,085,508
	ENERGY – 15.4%
	OIL & GAS – 14.6%
11,054	Texas Pacific Land Trust	3,509,866

	OIL & GAS EXTRACTION – 0.8%
360,600	Atlas Energy Group LLC*	183,906
		3,693,772
	FINANCIAL – 33.5%
	ASSET MANAGEMENT – 6.3%
34,600	Associated Capital Group, Inc. - Class A	1,217,920
4,100	Onex Corp.[1]	285,809
		1,503,729
	HOLDING COMPANY – 10.5%
72,000	Dundee Corp. - Class A*1	298,253
37,600	Icahn Enterprises LP	2,230,808
		2,529,061
	INVESTMENT COMPANIES – 1.2%
17,500	Capital Southwest Corp.	291,025

	LESSORS OF NON-RESIDENTIAL BUILDINGS (EXCEPT MINIWAREHOUSES) – 9.9%
22,200	Howard Hughes Corp.*	2,366,742

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
	OTHER EXCHANGES – 0.5%
54,900	Urbana Corp. - Class A	$127,831

	REAL ESTATE – 5.1%
239,000	Dream Unlimited Corp. - Class A*1	1,236,825
		8,055,213
	INDUSTRIAL – 8.5%
	BUILDING & CONSTRUCT PRODUCTS-MISCELLANEOUS – 0.1%
800	GCP Applied Technologies, Inc.*	21,560

	BUILDING & CONSTRUCT-MISCELLANEOUS – 0.2%
1,333	TopBuild Corp.*	49,468

	BUILDING PRODUCTS-WOOD – 0.8%
5,700	Masco Corp.	187,815

	CONTAINERS-PAPER/PLASTIC – 0.2%
800	WestRock Co.	42,688

	ELECTRONIC MEASURING INSTRUMENTS – 0.4%
1,900	Fortive Corp.	105,089

	MACHINERY MANUFACTURING – 0.9%
32,100	Manitowoc Co., Inc.*	219,243

	MACHINERY-GENERAL INDUSTRY – 2.6%
33,300	Manitowoc Foodservice, Inc.*	638,694

	MISCELLANEOUS MANUFACTURING – 0.5%
5,500	TriMas Corp.*	117,150

	TRANSPORT-MARINE – 2.8%
79,800	AP Moller - Maersk A/S - ADR[1]	669,921
		2,051,628
	TOTAL COMMON STOCKS (Cost $21,993,192)	23,793,759

	TOTAL INVESTMENTS – 99.0% (Cost $21,993,192)	23,793,759
	Other Assets in Excess of Liabilities – 1.0%	244,718

	TOTAL NET ASSETS – 100.0%	$24,038,477

ADR – American Depository Receipt
LP – Limited Partnership

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

Note 1 – Organization
The Horizon Spin-off and Corporate Restructuring Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to February 11, 2014, the Fund was known as the Liberty Street Horizon Fund. The Fund seeks to achieve long-term growth of capital. The Fund currently offers three classes of shares: Class A, Class C, and Institutional Class. Class A commenced operations on May 4, 2007. Class C commenced operations on May 24, 2007. Institutional Class commenced operations on July 11, 2007.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, “Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees. The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At January 31, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$22,043,641

Gross unrealized appreciation	$6,826,040
Gross unrealized depreciation	(5,075,922)

Net unrealized appreciation on investments	$1,750,118

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
FASB Accounting Standard Codification, “Fair Value Measurement and Disclosures”, Topic 820 (ASC 820) Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$23,793,759	$-	$-	$23,793,759
Total Investments	$23,793,759	$-	$-	$23,793,759

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.
Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	03/31/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	03/31/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	03/31/17